TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Group Holds Interests in Various Funds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 943,362	S/ 872,316
Fair value through profit or loss		4,199,334	5,928,538
Restricted Mutual Funds [Member]
At fair value through profit or loss [Abstract]
Fair value through profit or loss	[1]	351,317	365,954
U.S. Dollar [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds	[2]	626,404	588,330
Bolivianos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		163,701	157,332
Colombian Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		76,535	78,773
Soles [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds	[3]	70,987	45,741
Chilean Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 5,735	S/ 2,140

[1]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.
[2]	The increase in the balance mainly comprises the purchase of new shares in participation quotes in investment funds managed by Credicorp Capital S.A. S.A.F.
[3]	The increase in 2022 compared to 2021 is due to the acquisition of participation quotas in investment funds managed by Credicorp Capital S.A. S.A.F.